Supplemental Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 33,833,555
Cash flows	(1,479,283)
Foreign exchange movement	(1,307,401)
Fair Value Changes	0
Amortization of discount	289,671
Amortization of syndicated loans fee	1,586
Ending balance	31,338,128
Unrealized losses on financial liabilities at fair value through profit or loss [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	773,908
Cash flows	0
Foreign exchange movement	0
Fair Value Changes	35,732
Amortization of discount	0
Amortization of syndicated loans fee	0
Ending balance	809,640
Long-term loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	18,340,747
Cash flows	(2,413,112)
Foreign exchange movement	(89,221)
Fair Value Changes	0
Amortization of discount	0
Amortization of syndicated loans fee	1,586
Ending balance	15,840,000
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,741,250
Cash flows	912,080
Foreign exchange movement	(230,930)
Fair Value Changes	0
Amortization of discount	0
Amortization of syndicated loans fee	0
Ending balance	3,422,400
Convertible bonds (Include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,712,651
Cash flows	0
Foreign exchange movement	(987,093)
Fair Value Changes	0
Amortization of discount	289,671
Amortization of syndicated loans fee	0
Ending balance	12,015,229
Refundable deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	38,907
Cash flows	21,749
Foreign exchange movement	(157)
Fair Value Changes	0
Amortization of discount	0
Amortization of syndicated loans fee	0
Ending balance	$ 60,499